Offerings	Jul. 31, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(u)	true
Security Type	Exchange-Traded Vehicle Securities
Security Class Title	Bitwise Solana ETF
Fee Rate	0.01531%
Offering Note	The registration statement covers an indeterminate amount of securities to be offered or sold and the filing fee will be calculated and paid in accordance with Rule 456(d) and Rule 457(u).
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Exchange-Traded Vehicle Securities
Security Class Title	Bitwise Solana ETF
Fee Rate	0.01531%